Accumulated Other Comprehensive Income (Loss) Changes During Period (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax Effect	$ (4.3)	$ (18.7)	$ 5.2
Other Comprehensive Income (Loss)	38.7	62.6	(40.3)
Net Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(152.2)	98.0	85.3
Tax Effect	57.2	(36.8)	(32.0)
Other Comprehensive Income (Loss)	(95.0)	61.2	53.3
Net Unrealized Gains (Losses) on Securities Available for Sale | Noncredit-Related Unrealized Losses on Securities OTTI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	3.0	15.7	10.2
Tax Effect	(1.1)	(5.9)	(3.6)
Other Comprehensive Income (Loss)	1.9	9.8	6.6
Net Unrealized Gains (Losses) on Securities Available for Sale | Other Unrealized Gains (Losses) on Securities Available-for-Sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(156.8)	96.2	61.6
Tax Effect	59.0	(36.1)	(23.4)
Other Comprehensive Income (Loss)	(97.8)	60.1	38.2
Net Unrealized Gains (Losses) on Securities Available for Sale | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	1.6	(13.9)	13.5
Tax Effect	(0.7)	5.2	(5.0)
Other Comprehensive Income (Loss)	0.9	(8.7)	8.5
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	6.8	8.0	(29.2)
Tax Effect	(2.5)	(2.4)	10.8
Other Comprehensive Income (Loss)	4.3	5.6	(18.4)
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	4.7	4.8	(5.6)
Tax Effect	(1.8)	(1.8)	2.0
Other Comprehensive Income (Loss)	2.9	3.0	(3.6)
Net Unrealized Gains (Losses) on Cash Flow Hedge Designations | Unrealized Gains (Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	2.1	3.2	(23.6)
Tax Effect	(0.7)	(0.6)	8.8
Other Comprehensive Income (Loss)	1.4	2.6	(14.8)
Net Foreign Currency Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(15.4)	4.2	18.7
Tax Effect	12.0	15.8	(21.2)
Other Comprehensive Income (Loss)	(3.4)	20.0	(2.5)
Net Foreign Currency Adjustments | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	91.9	37.9	(7.0)
Tax Effect	(29.7)	3.1
Other Comprehensive Income (Loss)	62.2	41.0	(7.0)
Net Foreign Currency Adjustments | Net Investment Hedge Gains (Losses)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	(107.3)	(33.7)	25.7
Tax Effect	41.7	12.7	(21.2)
Other Comprehensive Income (Loss)	(65.6)	(21.0)	4.5
Net Pension and Other Postretirement Benefit Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	203.8	(28.9)	(120.3)
Tax Effect	(71.0)	4.7	47.6
Other Comprehensive Income (Loss)	132.8	(24.2)	(72.7)
Net Pension and Other Postretirement Benefit Adjustments | Reclassification Adjustment for (Gains) Losses Included in Net Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	46.1	33.9	30.2
Tax Effect	(16.1)	(11.1)	(10.8)
Other Comprehensive Income (Loss)	30.0	22.8	19.4
Net Pension and Other Postretirement Benefit Adjustments | Net Actuarial Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax	157.7	(62.8)	(158.2)
Tax Effect	(54.9)	15.8	61.3
Other Comprehensive Income (Loss)	102.8	(47.0)	(96.9)
Net Pension and Other Postretirement Benefit Adjustments | Prior Service (Cost) Benefit
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax			7.7
Tax Effect			(2.9)
Other Comprehensive Income (Loss)			$ 4.8